Supplement to the
Fidelity® SAI Municipal Bond Index Fund
August 29, 2020
Pros pectus

Michael Maka has replaced Eric Golden as a co-manager of the fund.

Effective October 1, 2020, Richard Munclinger replaces Jay Small as a co-manager of the fund.

Effective October 1, 2020, the following information supplements similar information found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Richard Munclinger (co-manager) has managed the fund since October 2020.

The following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Michael Maka (co-manager) has managed the fund since March 2021.

Effective October 1, 2020, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Munclinger is co-manager of the fund, which he has managed since October 2020. Since joining Fidelity Investments in 2016, Mr. Munclinger has worked as a quantitative analyst and portfolio manager.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Michael Maka is co-manager of the fund, which he has managed since March 2021. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

MBX-21-01 1.9900305.101	March 1, 2021

Supplement to the
Fidelity® Municipal Bond Index Fund
August 29, 2020
Pros pectus

Michael Maka has replaced Eric Golden as a co-manager of the fund.

Effective October 1, 2020, Richard Munclinger replaces Jay Small as a co-manager of the fund.

Effective October 1, 2020, the following information supplements similar information found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Richard Munclinger (co-manager) has managed the fund since October 2020.

The following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Michael Maka (co-manager) has managed the fund since March 2021.

Effective October 1, 2020, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Munclinger is co-manager of the fund, which he has managed since October 2020. Since joining Fidelity Investments in 2016, Mr. Munclinger has worked as a quantitative analyst and portfolio manager.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Michael Maka is co-manager of the fund, which he has managed since March 2021. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

MBL-21-01 1.9900303.101	March 1, 2021